The UBS Funds Prospectus Supplement July 17, 2009 Dear Investor,

The purpose of this supplement is to update the prospectus of the series of The UBS Funds (the “Trust”) as follows:

1. Effective July 1, 2009, the Trust and the Advisor have renewed the written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and to reimburse expenses (the “Expense Limitation Agreement”) for each Fund so that a Fund’s total operating expenses do not exceed a certain rate (the “Expense Limitation Amount”) for the fiscal year ending June 30, 2010. The Expense Limitation Amount for each Fund (except UBS Global Allocation Fund, UBS Global Equity Fund, UBS U.S. Large Cap Equity Fund, UBS U.S. Large Cap Value Equity Fund, UBS U.S. Small Cap Growth Fund and UBS U.S. Bond Fund) for the fiscal year ending June 30, 2010 has been renewed at the same Expense Limitation Amount as the fiscal year ended June 30, 2009. The Expense Limitation Amount for each of the UBS Global Allocation Fund, UBS Global Equity Fund, UBS U.S. Large Cap Equity Fund, UBS U.S. Large Cap Value Equity Fund, UBS U.S. Small Cap Growth Fund and UBS U.S. Bond Fund has been renewed at a different rate. Therefore, the prospectus has been revised as discussed below.

     (a) The Trust and Advisor have entered into an Expense Limitation Agreement with respect to UBS Global Allocation Fund. Therefore, on page 21 of the prospectus, the following footnote has been added following the “Annual fund operating expenses” table for the UBS Global Allocation Fund:

(8)	The Trust, with respect to the Fund, and the Advisor have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies) to the extent necessary so that the Fund’s operating expenses (excluding expenses incurred through investment in other investment companies), through the fiscal year ending June 30, 2010, do not exceed 1.35% for Class A shares, 2.10% for Class B shares, 2.10% for Class C shares and 1.10% for Class Y shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund. The Fund was not subject to an expense cap agreement for the fiscal years ended 2008 or 2009.

     (b) The Expense Limitation Agreement for the UBS Global Equity Fund has been renewed at a higher Expense Limitation Amount for each class of the Fund for the fiscal year ending June 30, 2010 than the Expense Limitation Amount previously in place. Therefore, on page 37 of the prospectus, the following footnote has been added following the “Annual fund operating expenses” table for the UBS Global Equity Fund:

(9)	The “Net expenses” listed in the table are based on the expenses of the Fund for the fiscal year ended June 30, 2008, and reflect the previous expense cap agreement that was in place for the Fund for the 2008 and 2009 fiscal years as described in footnote (8) to the table (the “Previous Expense Limitation Agreement”). For the 2010 fiscal year, the Trust, with respect to the Fund, and the Advisor have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies) to the extent necessary so that the Fund’s operating expenses (excluding expenses incurred through investment in other investment companies), through the fiscal year ending June 30, 2010, do not exceed 1.50% for Class A shares, 2.25% for Class B shares, 2.25% for Class C shares and 1.25% for Class Y shares (the “New Expense Limitation Agreement”). Pursuant to the New Expense Limitation Agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund. Because the expense limitation amounts are higher for each class of the Fund under the New Expense Limitation Agreement than the Previous Expense Limitation Agreement, the “Net expenses” of the Fund may be higher for the 2010 fiscal year than the “Net expenses” disclosed in the table.

In addition, on page 37 of the prospectus, the first footnote under the “Example” for the UBS Global Equity Fund is deleted and replaced in its entirety by the following:

*	The costs described in the example reflect the “Net expenses” of the Fund that result from the Previous Expense Limitation Agreement with the Advisor for the first year only and the costs for the years thereafter reflect the “Total annual fund operating expenses” for the fiscal year ended June 30, 2008 without any fee waiver and/or expense reimbursement. If the New Expense Limitation Agreement had been in place, your costs would be expected to be higher than the amounts shown in the example.

     (c) The Expense Limitation Agreement for the UBS U.S. Large Cap Equity Fund has been renewed at a lower Expense Limitation Amount for each class of the Fund for the fiscal year ending June 30, 2010 than the Expense Limitation Amount previously in place. Therefore, on page 58 of the prospectus, the following footnote has been added following the “Annual fund operating expenses” table for the UBS U.S. Large Cap Equity Fund:

(7)	For the 2010 fiscal year, the Trust, with respect to the Fund, and the Advisor have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies) to the extent necessary so that the Fund’s operating expenses (excluding expenses incurred through investment in other investment companies), through the fiscal year ending June 30, 2010, do not exceed 1.20% for Class A shares, 1.95% for Class B shares, 1.95% for Class C shares and 0.95% for Class Y shares (the “New Expense Limitation Agreement”). Pursuant to the New Expense Limitation Agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.

     (d) The Expense Limitation Agreement for the UBS U.S. Large Cap Value Equity Fund has been renewed at a higher Expense Limitation Amount for each class of the Fund for the fiscal year ending June 30, 2010 than the Expense Limitation Amount previously in place. Therefore, on page 70 of the prospectus, the following footnote has been added following the “Annual fund operating expenses” table for the UBS U.S. Large Cap Value Equity Fund:

(9)	The “Net expenses” listed in the table are based on the expenses of the Fund for the fiscal year ended June 30, 2008, and reflect the previous expense cap agreement that was in place for the Fund for the 2008 and 2009 fiscal years as described in footnote (8) to the table (the “Previous Expense Limitation Agreement”). For the 2010 fiscal year, the Trust, with respect to the Fund, and the Advisor have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies) to the extent necessary so that the Fund’s operating expenses (excluding expenses incurred through investment in other investment companies), through the fiscal year ending June 30, 2010, do not exceed 1.20% for Class A shares, 1.95% for Class B shares, 1.95% for Class C shares and 0.95% for Class Y shares (the “New Expense Limitation Agreement”). Pursuant to the New Expense Limitation Agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund. Because the expense limitation amounts are higher for each class of the Fund under the New Expense Limitation Agreement than the Previous Expense Limitation Agreement, the “Net expenses” of the Fund may be higher for the 2010 fiscal year than the “Net expenses” disclosed in the table.

In addition, on page 70 of the prospectus, the first footnote under the “Example” for the UBS U.S. Large Cap Value Equity Fund is deleted and replaced in its entirety by the following:

*	The costs described in the example reflect the “Net expenses” of the Fund that result from the Previous Expense Limitation Agreement with the Advisor for the first year only and the costs for the years thereafter reflect the “Total annual fund operating expenses” for the fiscal year ended June 30, 2008 without any fee waiver and/or expense reimbursement. If the New Expense Limitation Agreement had been in place, your costs would be expected to be higher than the amounts shown in the example.

     (e) The Expense Limitation Agreement for the UBS U.S. Small Cap Growth Fund has been renewed at a higher Expense Limitation Amount for each class of the Fund for the fiscal year ending June 30, 2010 than the Expense Limitation Amount previously in place. Therefore, on page 82 of the prospectus, the following footnote has been added following the “Annual fund operating expenses” table for the UBS U.S. Small Cap Growth Fund:

(7)	The “Net expenses” listed in the table are based on the expenses of the Fund for the fiscal year ended June 30, 2008, and reflect the previous expense cap agreement that was in place for the Fund for the 2008 and 2009 fiscal years as described in footnote (6) to the table (the “Previous Expense Limitation Agreement”). For the 2010 fiscal year, the Trust, with respect to the Fund, and the Advisor have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies) to the extent necessary so that the Fund’s operating expenses (excluding expenses incurred through investment in other investment companies), through the fiscal year ending June 30, 2010, do not exceed 1.40% for Class A shares, 2.15% for Class B shares, 2.15% for Class C shares and 1.15% for Class Y shares (the “New Expense Limitation Agreement”). Pursuant to the New Expense Limitation Agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund. Because the expense limitation amounts are higher for each class of the Fund under the New Expense Limitation Agreement than the Previous Expense Limitation Agreement, the “Net expenses” of the Fund may be higher for the 2010 fiscal year than the “Net expenses” disclosed in the table.

In addition, on page 82 of the prospectus, the first footnote under the “Example” for the UBS U.S. Small Cap Growth Fund is deleted and replaced in its entirety by the following:

*	The costs described in the example reflect the “Net expenses” of the Fund that result from the Previous Expense Limitation Agreement with the Advisor for the first year only and the costs for the years thereafter reflect the “Total annual fund operating expenses” for the fiscal year ended June 30, 2008 without any fee waiver and/or expense reimbursement. If the New Expense Limitation Agreement had been in place, your costs would be expected to be higher than the amounts shown in the example.

     (f) The Expense Limitation Agreement for the UBS U.S. Bond Fund has been renewed at a lower Expense Limitation Amount for each class of the Fund for the fiscal year ending June 30, 2010 than the Expense Limitation Amount previously in place. Therefore, on page 113 of the prospectus, the following footnote has been added following the “Annual fund operating expenses” table for the UBS U.S. Bond Fund:

(9)	The “Net expenses” listed in the table are based on the expenses of the Fund for the fiscal year ended June 30, 2008, and reflect the previous expense cap agreement that was in place for the Fund for the 2008 and 2009 fiscal years as described in footnote (8) to the table (the “Previous Expense Limitation Agreement”). For the 2010 fiscal year, the Trust, with respect to the Fund, and the Advisor have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies) to the extent necessary so that the Fund’s operating expenses (excluding expenses incurred through investment in other investment companies), through the fiscal year ending June 30, 2010, do not exceed 0.64% for Class A shares, 1.39% for Class B shares, 1.14% for Class C shares and 0.39% for Class Y shares (the “New Expense Limitation Agreement”). Pursuant to the New Expense Limitation Agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund. Because the expense limitation amounts are lower for each class of the Fund under the New Expense Limitation Agreement than the Previous Expense Limitation Agreement, the “Net expenses” of the Fund may be lower for the 2010 fiscal year than the “Net expenses” disclosed in the table.

In addition, on page 113 of the prospectus, the first footnote under the “Example” for the UBS U.S. Bond Fund is deleted and replaced in its entirety by the following:

*	The costs described in the example reflect the “Net expenses” of the Fund that result from the Previous Expense Limitation Agreement with the Advisor for the first year only and the costs for the years thereafter reflect the “Total annual fund operating expenses” for the fiscal year ended June 30, 2008 without any fee waiver and/or expense reimbursement.

2. Effective July 13, 2009, pursuant to an Agreement and Plan of Reorganization approved by shareholders of the UBS U.S. Large Cap Growth Fund, the assets and liabilities of the UBS U.S. Large Cap Growth Fund were acquired by the Laudus Growth Investors U.S. Large Cap Growth Fund series (the “Laudus Fund”) of the Laudus Trust in exchange for shares of the Laudus Fund. Shareholders of the UBS U.S. Large Cap Growth Fund then received shares of the Laudus Fund equal in value to their investment in the UBS U.S. Large Cap Growth Fund. Shareholders of the UBS U.S. Large Cap Growth Fund became shareholders of the Laudus Fund and are no longer shareholders of the UBS U.S. Large Cap Growth Fund. The UBS U.S. Large Cap Growth Fund is no longer open for investment.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION WITH YOUR PROSPECTUS DATED OCTOBER 28, 2008.

Item #ZS-389

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